Capital Management - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Sep. 07, 2021	Jun. 03, 2021	Jun. 02, 2021	Apr. 14, 2021	Mar. 03, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued		4,411,765
Exercise of options						1,136,375	15,685,000
Correspondent charge to capital reserve recycled						$ 5,240	$ 6,898
Par value change per share				$ 1.1211		$ 1.1211
Par value received				$ 1
Share split for shareholders		500-for-1 share split
Market price		$ 86,450
Market price per share		$ 21.0
Net issuance of exercised warrants	2,112,676						2,112,676
Exercise of warrants per share	$ 65.14
Repurchase of shares						(134,946)
Payment for repurchase of shares						$ 2,021
Dilutive effect of potential ordinary shares						439,987
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued						1,136,375	19,906,000
Proceeds from issuance of shares						$ 3,939	$ 63,177
Exercise of options			45,000		4,221,000		15,640,000
Share-options exercise			$ 98		$ 31,401		$ 31,678
Par value change per share						$ 0.002	$ 0.002
Repurchase of shares						134,946
Payment for repurchase of shares						$ 2,021
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value change per share						$ 0.002	$ 0.002
Par Value of 1 U.S. Dollars
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged		577,008
Par value of shares exchanged		$ 1
Par Value 0.002 U.S. Dollars
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares exchanged		288,504,000
Par value of shares exchanged		$ 0.002